Collateralized Accounts Receivable and Recourse and Non-Recourse Debt - Summary of Amounts Classified as Non-Current Assets (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of fair value measurement [Line Items]
Maturities of the amounts classified as non-current assets	$ 103.1
2019 [member]
Disclosure of fair value measurement [Line Items]
Maturities of the amounts classified as non-current assets	26.4
2020 [member]
Disclosure of fair value measurement [Line Items]
Maturities of the amounts classified as non-current assets	42.5
2021 [member]
Disclosure of fair value measurement [Line Items]
Maturities of the amounts classified as non-current assets	24.5
2022 [member]
Disclosure of fair value measurement [Line Items]
Maturities of the amounts classified as non-current assets	4.0
After 2022 [member]
Disclosure of fair value measurement [Line Items]
Maturities of the amounts classified as non-current assets	$ 5.7